SHARE-BASED PAYMENTS - Schedule of share-based payment expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments [Abstract]
Equity-settled share-based payment expense	$ 26	$ 18	$ 18
Cash-settled share-based payment expense	5	18	3
Total share-based compensation expense	$ 31	$ 36	$ 21